Equity - Dividends (Details) € / shares in Units, € in Millions												1 Months Ended				6 Months Ended			12 Months Ended
	Dec. 15, 2022 EUR (€) € / shares	May 25, 2022 EUR (€)	Apr. 08, 2022 € / shares	Dec. 23, 2021 € / shares shares	Dec. 17, 2021 EUR (€)	Jun. 17, 2021 EUR (€)	May 26, 2021	Apr. 23, 2021 tranche € / shares	Dec. 04, 2020 EUR (€) € / shares shares	Jul. 03, 2020 EUR (€)	Jun. 12, 2020 tranche allotmentRight € / shares	Dec. 31, 2021 € / shares	Jun. 30, 2021 € / shares	Dec. 31, 2020 € / shares	Jun. 30, 2020 € / shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Jun. 24, 2022 € / shares	Nov. 03, 2021 allotmentRight	Jun. 22, 2021 € / shares
Disclosure of classes of share capital [line items]
Number of tranches for dividends payable | tranche								2			2
Free-of-charge allotment rights, trading period							15 days														15 days
Number of free-of-charge allotment rights per share | allotmentRight											1												1
PROFIT FOR THE YEAR																			€ 2,319	€ 10,717	€ 1,957
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share) | € / shares	€ 0.15		€ 0.15					€ 0.35			€ 0.40	€ 0.15	€ 0.20	€ 0.20	€ 0.20
Proportion of shareholders issued free-of-charge allotment rights issued in cash (as a percent)		25.54%					28.53%		33.12%		36.99%												34.98%
Dividends paid, total amount	€ 854	€ 213			€ 292	€ 308			€ 342	€ 371
Percentage of shareholders issued free-of-charge allotment rights issued in shares									66.88%		63.01%											74.46%	65.02%	71.47%
Increase (decrease) in number of shares outstanding (shares) | shares				140,994,513					197,993,390							135,464,591	194,518,911	136,305,986
Par value per share (EUR per share) | € / shares			€ 1	€ 1					€ 1			€ 1			€ 1	€ 1	€ 1		€ 1	€ 1		€ 1		€ 1
Increase (decrease) in share capital, percentage									3.72%
Non-controlling interests
Disclosure of classes of share capital [line items]
PROFIT FOR THE YEAR																			€ 308	€ 2,580	€ 375
Telefónica, S.A.
Disclosure of classes of share capital [line items]
PROFIT FOR THE YEAR																			(880)
Legal reserve																			0
Unrestricted reserves																			€ (880)